Income Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes
17. Income Taxes

Navigator Holdings Ltd and its vessel owning subsidiaries are incorporated in the Marshall Islands and under the laws of the Marshall Islands are not subject to tax on income or capital gains and no Marshall Islands withholding tax will be imposed on dividends paid by the Company to its non-citizen and non-resident shareholders. However, a number of the Company’s subsidiaries in the U.S, U.K., Poland, Denmark and Singapore, as well as the Maltese VIE (please read "Note 9. Variable Interest Entities " to our consolidated financial statements) are subject to local taxes.

	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2024
	(in thousands)
Net Income before income taxes and share of results of equity method investments	$35,033	$70,590	$81,551
Tax charge in U.S. subsidiaries	5,052	3,200	3,157
Tax charge in U.K. subsidiaries	386	803	977
Tax charge in Polish subsidiary	171	(18)	26
Tax charge in Singapore subsidiary	—	6	47
Tax charge in Danish subsidiary	167	234	881
Tax charge in Maltese VIE ( See Note 9)	99	87	(724)
Withholding taxes	74	13	1
Total tax charge	$5,949	$4,325	$4,365
Breakdown of current/deferred tax expense
Current tax expense	$2,107	$1,951	$1,904
Deferred tax expense	3,842	2,374	2,461
Total tax charge	$5,949	$4,325	$4,365

The total of all deferred tax liabilities on our balance sheet as of December 31, 2024 is $9.5 million (December 31, 2023: $7.0 million). The deferred tax asset of $22.3 million includes $22.2 million related to carry forward losses associated with our Export Terminal Joint Venture which can be utilized against 80% of our future profits in any one year from our terminal operations. The U.S. losses relate to federal tax losses which can be carried forward indefinitely.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2024, and December 31, 2023, respectively are in the following table.

	December 31, 2023	December 31, 2024
	(in thousands)
Deferred tax asset
Net operating losses carry forwards	$13,522	$22,234
Other temporary differences	205	54
Total deferred tax assets	13,727	22,288
Less valuation allowance	—	—
Deferred tax asset, net of valuation allowance	13,727	22,288
Deferred tax liabilities
Investment in joint venture	20,002	31,709
Other temporary differences	741	56
Total deferred tax liabilities	20,743	31,765
Net deferred tax asset/(liability)	$7,016	$9,477

The net deferred tax asset/(liability) relates to deferred tax assets and liabilities in different jurisdictions.